Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade (Note 31)	$ 1,106,187	$ 938,417
R&D and other tax credits	163,608	187,347
Other	93,750	105,688
Total accounts receivable	$ 1,363,545	$ 1,231,452